Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Stocks for Inflation ETF	Nov. 29, 2023
Fidelity Stocks for Inflation ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(7.05%)
Since Inception	9.65%	[1]
Fidelity Stocks for Inflation ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.44%)
Since Inception	8.94%	[1]
Fidelity Stocks for Inflation ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.90%)
Since Inception	7.33%	[1]
IXXSE
Average Annual Return:
Past 1 year	(6.80%)
Since Inception	10.02%	[1]
RS001
Average Annual Return:
Past 1 year	(19.13%)
Since Inception	8.79%	[1]

[1]	AFrom November 5, 2019.